CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (7,994)	$ (19,842)	$ (2,497)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,043	5,708	5,166
Impairment of intangible assets		5,777
Stock-based compensation	5,141	7,170	8,095
Capital loss	24	328
Increase (decrease) in accrued severance pay, net	(29)	349	(8)
Decrease in other assets	1,576	1,205	100
Decrease in accrued interest and amortization of premium on marketable securities	1,238	967	793
Increase in trade receivables	(284)	(847)	(6,851)
Decrease (increase) in other receivables and prepaid expenses	699	(2,623)	(1,321)
Decrease (increase) in inventories	2,934	(60)	3,689
Decrease (increase) in long-term deferred taxes, net	234	1,403	(224)
Increase (decrease) in trade payables	(3,832)	2,218	3,109
Increase (decrease) in employees and payroll accruals	(811)	901	1,073
Increase (decrease) in deferred revenues	(4,248)	1,961	1,911
Increase (decrease) in other payables and accrued expenses	(2,155)	(429)	2,800
Net cash provided by (used in) operating activities	(3,464)	4,186	15,835
Cash flows from investing activities:
Redemption of (Investment in) restricted cash	203	(203)
Redemption of (Investment in) short-term deposits	12,879	16,300	(21,000)
Purchase of property and equipment	(1,582)	(2,223)	(3,391)
Investment in available-for sale marketable securities	(29,695)	(34,098)	(22,736)
Proceeds from redemption or sale of marketable securities	33,208	22,221	8,266
Proceeds from sale of property and equipment	26
Loan granted to third party			(2,735)
Repayment of loan to third party			652
Acquisition of Optenet, net of cash (see schedule A below)		(9,859)
Net cash (used in) provided by investing activities	15,039	(7,862)	(40,944)
Cash flows from financing activities:
Proceeds from exercise of stock options	113	132	1,476
Purchase of treasury stock, net	(3,832)	(166)
Net cash provided by (used in) financing activities	(3,719)	(34)	1,476
Increase (decrease) in cash and cash equivalents	7,856	(3,710)	(23,633)
Cash and cash equivalents at the beginning of the year	15,470	19,180	42,813
Cash and cash equivalents at the end of the year	23,326	15,470	19,180
Supplementary cash flow information:
Taxes	175	139	82
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)		(204)
Equipment and other assets		152
Intangible assets		7,242
Goodwill		10,748
Total consideration		17,938
Non cash consideration		(8,079)
Payment for acquisition, net of cash		$ 9,859